Oil and Gas Properties	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Oil and gas properties
B.3	Oil and gas properties

	Land and buildings	Transferred exploration and evaluation	Plant and equipment	Projects in development	Total
	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2022
Carrying amount at 1 January 2022	739	526	12,465	4,919	18,649
Acquisitions through business combinations 1	64	-	11,952	7,337	19,353
Additions 2	-	-	(508)	4,332	3,824
Disposals at written down value	(3)	(10)	(32)	-	(45)
Depreciation and amortisation	(54)	(107)	(2,637)	-	(2,798)
Impairment reversal 3	87	30	783	-	900
Completions and transfers	7	42	1,034	(1,047)	36

Carrying amount at 31 December 2022	840	481	23,057	15,541	39,919

At 31 December 2022
Historical cost	1,765	1,538	45,273	15,937	64,513
Accumulated depreciation and impairment	(925)	(1,057)	(22,216)	(396)	(24,594)

Net carrying amount	840	481	23,057	15,541	39,919

Year ended 31 December 2021 4
Carrying amount at 1 January 2021	749	431	12,091	2,195	15,466
Additions	-	-	13	2,321	2,334
Disposals at written down value	(2)	-	(6)	(22)	(30)
Depreciation and amortisation	(51)	(79)	(1,449)	-	(1,579)
Impairment losses 3	(10)	-	-	-	(10)
Impairment reversal 3	44	66	911	37	1,058
Completions and transfers	11	108	905	640	1,664
Transfer to assets held for sale 5	(2)	-	-	(252)	(254)

Carrying amount at 31 December 2021	739	526	12,465	4,919	18,649

At 31 December 2021 4
Historical cost	1,701	1,495	32,796	5,321	41,313
Accumulated depreciation and impairment	(962)	(969)	(20,331)	(402)	(22,664)

Net carrying amount	739	526	12,465	4,919	18,649

1.
Acquisitions through business combination have been recognised on a provisional basis. Adjustments will be made to the provisional amounts if new information is obtained within 12 months from the acquisition date. Refer to Note B.5 for details. Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.

2.	Includes $3,904 million of capital additions and $294 million of capitalised borrowing costs offset by $374 million following changes in restoration provision assumptions.
3.	Refer to Note B.4 for details on impairment losses and impairment reversals.
4.
Oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.

5.	Refer to Note B.7 for details on assets held for sale.
Recognition and measurement
Oil and gas properties are stated at cost less accumulated depreciation and impairment charges. Oil and gas properties include the costs to acquire, construct, install or complete production and infrastructure facilities such as pipelines and platforms, capitalised borrowing costs, transferred exploration and evaluation assets, development wells and the estimated cost of dismantling and restoration.
Subsequent capital costs, including major maintenance, are included in the asset’s carrying amount only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be reliably measured.
Depreciation and amortisation
Oil and gas properties are depreciated to their estimated residual values at rates based on their expected useful lives.
Transferred exploration and evaluation and offshore plant and equipment are depreciated using the unit of production basis over proved plus probable reserves or proved reserves for late life assets. The depreciable amount for the unit of production basis excludes future development costs necessary to bring probable reserves into production.
For certain offshore assets, methodologies using proved and probable reserves are adjusted to best reflect the expected pattern of consumption.
Onshore plant and equipment is depreciated using a straight-line basis over the lesser of useful life and the life of proved plus probable reserves. On a straight-line basis the assets have an estimated useful life of
5-50
years.
All other items of oil and gas properties are depreciated using the straight-line method over their useful life. They are depreciated as follows:

•	Buildings – 24-50 years;
•	Plant and equipment – 2-40 years; and
•	Land is not depreciated.
Impairment
Refer to Note B.4 for details on impairment.
Capital commitments
The Group has capital expenditure commitments contracted for, but not provided for in the financial statements, of $7,762 million as at 31 December 2022 (2021: $7,875 million).

Capital expenditure commitments relate predominantly to the Scarborough and Sangomar projects.

Key estimates and judgements

(a) Reserves
The estimation of reserves requires significant management judgement and interpretation of complex geological and geophysical models in order to make an assessment of the size, shape, depth and quality of reservoirs, and their anticipated recoveries.

Estimates of oil and natural gas reserves are used to calculate depreciation and amortisation charges for the Group’s oil and gas properties. Judgement is used in determining the economic reserve base applied to each asset. Typically, late life oil assets use proved reserves.

Estimates are reviewed at least annually or when there are changes in the economic circumstances impacting specific assets or asset groups. These changes may impact depreciation, asset carrying values, restoration provisions and deferred tax balances. If proved plus probable (2P) reserves estimates are revised downwards, earnings could be affected by higher depreciation expense or an immediate write-down of the asset’s carrying value.

(b) Depreciation and amortisation
Judgement is required to determine when assets are available for use to commence depreciation and amortisation. Depreciation and amortisation generally commences on first production.